Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands	Total	Series A-1 Convertible Preferred Stock [Member]	Series A-2 Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Oct. 02, 2010	$ 44,655	$ 100	$ 17	$ 1		$ (173)	$ 70,821	$ (26,111)
Balance, Shares at Oct. 02, 2010		100,000	16,822	992
Reclassification of Class A	(106,400)	(100)	(17)				(70,821)	(35,462)
Reclassification of Class A, Shares		(100,000)	(16,822)
Dividends declared	(80,000)							(80,000)
Issuance of common stock upon exercise of stock options	611			1			610
Issuance of common stock upon exercise of stock options, Shares				755
Accretion of preferred stock	(4,236)						(2,167)	(2,069)
Share-based and other incentive compensation	1,557						1,557
Foreign currency translation	(8)					(8)
Net income (loss)	(1,016)							(1,016)
Balance at Sep. 30, 2011	(144,837)			2		(181)		(144,658)
Balance, Shares at Sep. 30, 2011				1,747
Issuance of common stock upon initial public offering, net of costs incurred	93,686			5			93,681
Issuance of common stock upon initial public offering, net of costs incurred, Shares				5,556
Conversion of redeemable and convertible preferred stock and Class B conversion liability	310,132			38			310,094
Conversion of redeemable and convertible preferred stock and Class B conversion liability, Shares				37,677
Payment of Class B conversion preference	(60,000)						(60,000)
Capital contributions	13,645						13,645
Reclaim of escrow	247						247
Issuance of common stock upon exercise of stock options	527						527
Issuance of common stock upon exercise of stock options, Shares				366
Vesting of restricted common stock and units
Accretion of preferred stock	(2,616)						(554)	(2,062)
Vesting of restricted common stock and units, Shares				106
Issuance of common stock pursuant to employee stock purchase plan, Shares	131
Repurchase of common stock	(685)				(685)
Repurchase of common stock, Shares					43
Share-based and other incentive compensation	3,762						3,762
Excess tax benefits	214						214
Foreign currency translation	44					44
Net income (loss)	(3,664)							(3,664)
Balance at Sep. 28, 2012	210,455			45	(685)	(137)	361,616	(150,384)
Balance, Shares at Sep. 28, 2012				45,452	43
Capital contributions	8,435						8,435
Issuance of common stock upon exercise of stock options	605			1			604
Issuance of common stock upon exercise of stock options, Shares	614			614
Vesting of restricted common stock and units
Vesting of restricted common stock and units, Shares				248
Issuance of common stock pursuant to employee stock purchase plan	1,281						1,281
Issuance of common stock pursuant to employee stock purchase plan, Shares	74			131
Repurchase of common stock	(77)				(77)
Repurchase of common stock, Shares					6
Retirement of treasury stock					432		(432)
Retirement of treasury stock, Shares				(26)	(26)
Share-based and other incentive compensation	6,096						6,096
Excess tax benefits	2,180						2,180
Foreign currency translation	(30)					(30)
Net income (loss)	18,196							18,196
Balance at Sep. 27, 2013	$ 247,141			$ 46	$ (330)	$ (167)	$ 379,780	$ (132,188)
Balance, Shares at Sep. 27, 2013				46,419	23